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Today's Date: August 22, 2000
Performance From Inception Through June 30, 2000
Series	Inception Date	One-Year Performance		Five-Year Performance		Since Inception Date
		Total Return	Average Annual Return	Total Return	Average Annual Return	Total Return	Average Annual Return
DOMESTIC
Institutional Holdings Portfolio
Series 99B	9/3/99	N/A	N/A	N/A	N/A	11.09%	N/A
Series 99C	12/15/99	N/A	N/A	N/A	N/A	3.35%	N/A
Series 00A	3/1/00	N/A	N/A	N/A	N/A	-0.99%	N/A

Premier American Portfolio
Series 004	1/8/97	-0.89%	-0.89%	N/A	N/A	69.77%	16.44%
Series 006	9/11/98	-9.50%	-9.50%	N/A	N/A	9.88%	5.37%
Series 007	2/19/99	-9.18%	-9.18%	N/A	N/A	-4.06%	-2.99%

Principled Values PortfolioSM
Series 004	7/12/99	N/A	N/A	N/A	N/A	7.79%	N/A
Series 00A	2/4/00	N/A	N/A	N/A	N/A	-8.81%	N/A

S&P 500 Trust
Series 001*	5/26/83	4.74%	4.74%	181.41%	22.96%	388.18%	17.17%
Series 002	2/19/92	4.87%	4.87%	182.60%	23.07%	310.17%	18.37%

S&P MidCap Trust
Series 001	2/19/92	14.60%	14.60%	152.61%	20.34%	246.44%	16.01%

Select Large-Cap Growth Portfolio
Series 002	7/20/99	N/A	N/A	N/A	N/A	1.18%	N/A

Standard & Poor's Industry Turnaround Portfolio
Series 003	9/16/98	-11.53%	-11.53%	N/A	N/A	2.25%	1.25%
Series 99A	11/30/99	N/A	N/A	N/A	N/A	-7.68%	N/A

INTERNATIONAL
Premier World Portfolio
Series 001	8/7/97	37.19%	37.19%	N/A	N/A	101.57%	27.36%
Series 002	8/3/98	18.53%	18.53%	N/A	N/A	23.22%	11.55%

SECTOR
Biotechnology Portfolio
Series 001	3/25/99	132.53%	132.53%	N/A	N/A	154.78%	109.02%
Series 99B	10/13/99	N/A	N/A	N/A	N/A	89.13%	N/A
Series 00A	3/2/00	N/A	N/A	N/A	N/A	-18.77%	N/A

Broadband Portfolio
Series 00A	1/21/00	N/A	N/A	N/A	N/A	4.93%	N/A
Series 00B	3/16/00	N/A	N/A	N/A	N/A	-21.29%	N/A

Health Care Trust
Series 004	1/20/99	48.06%	48.06%	N/A	N/A	48.87%	31.73%

Internet Portfolio
Series 99A	9/2/99	N/A	N/A	N/A	N/A	165.29%	N/A
Series 99D	12/2/99	N/A	N/A	N/A	N/A	28.65%	N/A
Series 00A	1/14/00	N/A	N/A	N/A	N/A	7.60%	N/A
Series 00B	3/22/00	N/A	N/A	N/A	N/A	-20.52%	N/A

Real Estate Income Fund
Series 002	6/25/96	6.82%	6.82%	N/A	N/A	53.89%	11.33%
Series 003	10/30/98	-3.38%	-3.38%	N/A	N/A	0.71%	0.42%
Series 004	5/12/99	0.64%	0.64%	N/A	N/A	-1.67%	-1.47%

Tele-Global Trust
Series 004	8/13/98	51.67%	51.67%	N/A	N/A	143.99%	60.62%
Series 005	1/25/99	57.94%	57.94%	N/A	N/A	75.03%	47.91%

Utility Portfolio
Series 014*	10/5/89	-6.28%	-6.28%	39.51%	6.88%	125.54%	8.46%
Series 015	6/4/92	-5.66%	-5.66%	39.30%	6.85%	72.29%	6.97%
Series 001	6/18/98	-5.15%	-5.15%	N/A	N/A	-8.05%	-4.04%
Series 002	12/1/98	-9.02%	-9.02%	N/A	N/A	-13.82%	-8.98%
Series 003	5/13/99	-4.38%	-4.38%	N/A	N/A	-8.09%	-7.17%
Series 99B	12/7/99	N/A	N/A	N/A	N/A	4.43%	N/A
*The 'Since Inception Date' figures for this fund represent latest 10 years, rather than since inception.

Past performance is no indication of future results. Principal value, unit prices and investment returns fluctuate with changes in market conditions. Your investment may be worth more or less than your original cost when you redeem. Return figures represent changes in unit price plus reinvestment of income and principal distributions and reflect deduction of maximum applicable sales charges and expenses.

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